Property and Equipment	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 6. Property and Equipment

Property and equipment consist of the following:

	December 31, 2013	December 31, 2012

Computer Equipment	$77,162	$65,047
Office Equipment	37,762	37,762
Less: Accumulated Depreciation	(95,726)	(86,932)
Net Property and Equipment	$19,198	$15,877

Depreciation expense of $8,794 and $5,636 was recorded for the years ended December 31, 2013 and 2012, respectively.